Bank and Other Borrowings (Tables)	12 Months Ended
Dec. 31, 2024
Bank and Other Borrowings [Abstract]
Schedule of Bank and Other Borrowings
	December 31, 2023	December 31, 2024
	RM	RM	US$
Bank borrowings
- Current	77,277	117,300	26,239
- Non-current	245,322	98,059	21,936
	322,599	215,359	48,175

Other borrowings – current	600,000	600,000	134,216

Total borrowings	922,599	815,359	182,391

The Company borrowings is presented as :
Current	677,277	717,300	160,455
Non-current	245,322	98,059	21,936
	922,599	815,359	182,391